Dividend distribution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends [Abstract]
Dividend paid	$ 100,000	$ 10,000	$ 25,000